Investment In Millburn Multi-Markets Trading L.P.	12 Months Ended
Dec. 31, 2012
Millburn Multi-Markets Fund L.P. [Member]
Investment In Millburn Multi-Markets Trading L.P.
3.	INVESTMENT IN MILLBURN MULTI-MARKETS TRADING L.P.

During the years ended December 31, 2012 and 2011, the Partnership invested substantially all of its assets in Millburn Multi-Markets Trading L.P. At December 31, 2012 and 2011, the Partnership's investment in the Master Fund represents 68.43% and 57.64%, respectively, of total partners' capital of the Master Fund.

As the Partnership's sole investing activity during the years ended December 31, 2012 and 2011 consisted of its investment in the Master Fund, all amounts reflected in the Statements of Operations represent the Partnership's allocated amount of each item of income and expense from the Master Fund.

The Partnership may make additional contributions to or redemptions from its investment in the Master Fund on a monthly basis subject to approval of the General Partner of the Master Fund.

The General Partner of the Master Fund may have different management fee and profit share allocation agreements for the partners of the Partnership as disclosed in the Master Fund's financial statements included in Section II of this annual report.

Millburn Multi-Markets Trading L.P. [Member]
Investment In Millburn Multi-Markets Trading L.P.
9.	INVESTORS IN MILLBURN MULTI-MARKETS TRADING L.P.

The U.S. Feeder and Cayman Feeder invest substantially all of their assets in the Partnership, and the Cayman SPC Feeder invests approximately two-thirds of its assets in the Partnership. For the years ended December 31, 2012 and 2011, respective ownership percentages of the Partnership are detailed below:

	December 31, 2012	December 31, 2011

U.S. Feeder	68.43%	57.64%
Cayman Feeder	3.32%	31.07%
Cayman SPC Feeder	16.26%	-%

Total	88.01%	88.71%

The remaining interests are held by direct investors in the Partnership.

The capital withdrawals payable at December 31, 2012 and 2011 were $6,313,976 and $5,902,350, respectively, detailed below. There were no redemptions payable to the Cayman SPC Feeder at December 31, 2012.

	December 31, 2012	December 31, 2011
Direct investors (1)	$719,707	$2,058,576
U.S. Feeder (2)	5,594,269	3,159,327
Cayman Feeder	-	684,447

Total	$6,313,976	$5,902,350

(1)	Includes General Partner redemptions at December 31, 2012 and 2011 of $249,786 and $58,576, respectively
(2)	Net of redemption penalty payable at December 31, 2012 and 2012 of $2,510 and $25,211, respectively